[LOGO] FIRST AMERICAN FUNDS(TM)         DECEMBER 31, 2002
                                        (AS AMENDED JANUARY 31, 2003)



                                        FUND PROFILE
                                        FIRST AMERICAN STRATEGY FUNDS, INC.


                                        ASSET CLASS - ASSET ALLOCATION FUNDS


               ASSET ALLOCATION FUNDS
     U.S. Bancorp 401(k) Savings Plan
                       Class Y Shares


                                        Strategy Aggressive Allocation Fund
                                        Strategy Growth Allocation Fund
                                        Strategy Growth & Income Allocation Fund
                                        Strategy Income Allocation Fund



This profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.


This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling First American Funds Investor Services at 800 677-FUND, or by contacting your investment professional.

FIRST AMERICAN ASSET ALLOCATION FUNDS

--------------------------------------------------------------------------------
OBJECTIVE

STRATEGY AGGRESSIVE ALLOCATION FUND seeks a high level of capital growth.

STRATEGY GROWTH ALLOCATION FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH & INCOME ALLOCATION FUND seeks both capital growth and current income.

STRATEGY INCOME ALLOCATION FUND seeks a high level of current income consistent with limited risk to capital.


--------------------------------------
MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Allocation Fund and Strategy Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth & Income Allocation Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Allocation Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Asset Allocation Funds invest include the sixteen equity funds and three fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.


                                                                             Strategy
                                                             Strategy        Growth &
                                           Strategy           Growth          Income          Strategy
                                          Aggressive        Allocation      Allocation    Income Allocation
                                        Allocation Fund        Fund            Fund             Fund
-----------------------------------------------------------------------------------------------------------
                                          MIN       MAX      MIN   MAX       MIN   MAX       MIN      MAX
-----------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE                   60%      100%      50%   90%       35%   75%       15%      45%
Equity Income Fund                         0%       15%       0%   25%        0%   35%        0%      45%
Equity Index Fund                          0%       80%       0%   75%        0%   60%        0%      35%
Large Cap Growth Opportunities Fund*       0%       65%       0%   60%        0%   50%        0%      30%
Large Cap Growth Fund                      0%       50%       0%   45%        0%   40%        0%      25%
Large Cap Value Fund                       0%       50%       0%   45%        0%   40%        0%      25%
Mid Cap Growth Opportunities Fund*         0%       50%       0%   35%        0%   25%        0%      15%
Mid Cap Growth Fund                        0%       40%       0%   30%        0%   20%        0%      10%
Mid Cap Index Fund                         0%       60%       0%   45%        0%   30%        0%      20%
Mid Cap Value Fund                         0%       40%       0%   30%        0%   20%        0%      10%
Small Cap Select Fund*                     0%       40%       0%   30%        0%   20%        0%      10%
Small Cap Growth Fund                      0%       40%       0%   30%        0%   20%        0%      10%
Small Cap Index Fund                       0%       50%       0%   40%        0%   25%        0%      15%
Small Cap Value Fund                       0%       40%       0%   30%        0%   20%        0%      10%
Real Estate Securities Fund                0%       15%       0%   15%        0%   15%        0%      15%
International Fund                         0%       35%       0%   30%        0%   25%        0%      15%
Emerging Markets Fund                      0%       15%       0%   15%        0%   10%        0%       5%

FIXED INCOME FUNDS AS A WHOLE              0%       40%       0%   50%       25%   65%       55%      85%
Core Bond Fund*                            0%       40%       0%   50%       10%   65%       25%      85%
High Income Bond Fund*                     0%       15%       0%   20%        0%   20%        0%      25%
High Yield Bond Fund                       0%       20%       0%   20%        0%   20%        0%      25%

PRIME OBLIGATIONS FUND                     0%       35%       0%   35%        0%   35%        0%      35%
-----------------------------------------------------------------------------------------------------------

*Effective January 31, 2003, the names of the following funds were changed as follows: Large Cap Core Fund became Large Cap Growth Opportunities Fund; Mid Cap Core Fund became Mid Cap Growth Opportunities Fund; Small Cap Core Fund became Small Cap Select Fund; Fixed Income Fund became Core Bond Fund; and Strategic Income Fund became High Income Bond Fund.

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.

Additional Information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.

----------------------------------------------------------
NOT FDIC INSURED    NO BANK GUARANTEE     MAY LOSE VALUE
----------------------------------------------------------

                     1      FUND PROFILE - First American Asset Allocation Funds

FIRST AMERICAN ASSET ALLOCATION FUNDS CONTINUED

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

ACTIVE MANAGEMENT Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

ADDITIONAL EXPENSES Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See "Fees and Expenses."

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS The funds are subject to the risks of the underlying funds in which they invest. These risks include:

o The underlying funds (other than Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.

o Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.

o Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund, International Fund, Small Cap Select Fund, and Small Cap Index Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.

o Mid Cap Growth Fund, Mid Cap Growth Opportunities Fund, Small Cap Select Fund, and Small Cap Growth Fund invest in initial public offerings (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

o Mid Cap Growth Fund, Mid Cap Growth Opportunities Fund, Mid Cap Index Fund, and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.

o Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry, and to the risks associated with direct investments in real estate investment trusts.

o International Fund and Emerging Markets Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.

o Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.

o Each fund, except for Prime Obligations Fund, will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by each fund's advisor when entering into the derivative instrument.

o The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).

o The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.

o Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.

o Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

o Each of High Income Bond Fund and High Yield Bond Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." (High Yield Bond Fund invests primarily in these securities.) In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

o Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.

POSSIBLE CONFLICTS OF INTEREST The funds and the underlying funds have the same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.


                     2      FUND PROFILE - First American Asset Allocation Funds

FIRST AMERICAN ASSET ALLOCATION FUNDS CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE


The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, the fund's past performance is not necessarily an indication of how the fund will perform in the future.

The bar charts show you how performance of each fund has varied from year to year. The tables compare each fund's share performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The benchmark indices are unmanaged, have no sales loads or expenses, and are unavailable for investment.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.

Performance figures represent actual performance of the funds. Performance of an investment in the funds through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the funds due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.


STRATEGY AGGRESSIVE ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

-19.13%
--------------------------------------------------------------------------------
2002

Best Quarter:
Quarter ending   December 31, 2001      10.92%
Worst Quarter:
Quarter ending   September 30, 2002    (15.52)%

AVERAGE ANNUAL TOTAL RETURNS            Inception                          Since
AS OF 12/31/02                               Date        One Year      Inception
--------------------------------------------------------------------------------
Strategy Aggressive Allocation Fund       9/24/01        (19.13)%       ( 5.87)%
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)                 (22.10)%       (11.19)%
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)                     11.04%          8.79%
--------------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

(2)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.



STRATEGY GROWTH ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

-15.53%
--------------------------------------------------------------------------------
2002

Best Quarter:
Quarter ending   December 31, 2001       9.11%
Worst Quarter:
Quarter ending   September 30, 2002    (12.53)%

AVERAGE ANNUAL TOTAL RETURNS            Inception                          Since
AS OF 12/31/02                               Date        One Year      Inception
--------------------------------------------------------------------------------
Strategy Growth Allocation Fund           9/24/01        (15.53)%       ( 4.30)%
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)                 (22.10)%       (11.19)%
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)                     11.04%          8.79%
--------------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

(2)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.


                     3      FUND PROFILE - First American Asset Allocation Funds

FIRST AMERICAN ASSET ALLOCATION FUNDS CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

STRATEGY GROWTH & INCOME ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

-11.37%
--------------------------------------------------------------------------------
2002

Best Quarter:
Quarter ending   December 31, 2001      7.07%
Worst Quarter:
Quarter ending   September 30, 2002    (9.53)%

AVERAGE ANNUAL TOTAL RETURNS            Inception                          Since
AS OF 12/31/02                               Date        One Year      Inception
--------------------------------------------------------------------------------
Strategy Growth & Income Allocation
  Fund                                    9/24/01        (11.37)%       ( 2.34)%
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)                 (22.10)%       (11.19)%
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)                     11.04%          8.79%
--------------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

(2)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.



STRATEGY INCOME ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

-1.65%
--------------------------------------------------------------------------------
2002

Best Quarter:
Quarter ending   December 31, 2002      3.98%
Worst Quarter:
Quarter ending   September 30, 2002    (3.75)%

AVERAGE ANNUAL TOTAL RETURNS            Inception                          Since
AS OF 12/31/02                               Date        One Year      Inception
--------------------------------------------------------------------------------
Strategy Income Allocation Fund           9/24/01        ( 1.65)%          2.32%
--------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)                 (22.10)%       (11.19)%
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)                     11.04%          8.79%
--------------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

(2)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.


                     4      FUND PROFILE - First American Asset Allocation Funds

FIRST AMERICAN ASSET ALLOCATION FUNDS CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

                                                                                                              Strategy
                                                                                 Strategy        Strategy     Growth &     Strategy
                                                                               Aggressive        Growth &       Income       Income
                                                                               Allocation      Allocation   Allocation   Allocation
                                                                                     Fund            Fund         Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                    None            None         None          None
 (AS A PERCENTAGE OF OFFERING PRICE)

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                None            None         None          None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION
 PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
 Management Fees                                                                    0.25%           0.25%        0.25%         0.25%
 Distribution and Service (12b-1) Fees                                               None            None         None          None
 Other Expenses                                                                     0.45%           0.38%        0.33%         0.54%
 Total Annual Fund Operating Expenses                                               0.70%           0.63%        0.58%         0.79%
------------------------------------------------------------------------------------------------------------------------------------
(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor.
   The net expenses the fund actually paid (after waivers) for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                          (0.55)%         (0.48)%      (0.43)%       (0.64)%
 NET EXPENSES (AFTER WAIVERS)                                                       0.15%           0.15%        0.15%         0.15%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES DO NOT EXCEED 0.15%.
FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" on the next page.

                                                                                          Strategy
                                                    Strategy           Strategy           Growth &          Strategy
RANGES OF COMBINED DIRECT                         Aggressive             Growth             Income            Income
AND INDIRECT EXPENSE RATIOS                       Allocation         Allocation         Allocation        Allocation
AS A PERCENTAGE OF AVERAGE NET ASSETS(1)                Fund               Fund               Fund              Fund
--------------------------------------------------------------------------------------------------------------------
                                              1.24% to 2.01%     1.17% to 1.93%     1.17% to 1.80%    1.45% to 1.97%
--------------------------------------------------------------------------------------------------------------------

(1)The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table on the next page. In addition, the funds' advisor intends to waive fees during the current fiscal year so that total operating expenses for each fund do not exceed 0.15%. Taking these waivers into account, the ranges of combined direct and indirect expense ratios would be 0.54% to 1.33% for Strategy Aggressive Allocation Fund, 0.55% to 1.31% for Strategy Growth Allocation Fund, 0.62% to 1.24% for Strategy Growth & Income Allocation Fund, and 0.71% to 1.12% for Strategy Income Allocation Fund. Waivers may be discontinued at any time.


                     5      FUND PROFILE - First American Asset Allocation Funds

FIRST AMERICAN ASSET ALLOCATION FUNDS CONTINUED

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

                                                                Strategy
                        Strategy            Strategy            Growth &           Strategy
                      Aggressive              Growth              Income             Income
                 Allocation Fund     Allocation Fund     Allocation Fund    Allocation Fund
-------------------------------------------------------------------------------------------
   1 year                 $  165              $  157              $  151             $  174
   3 years                $  513              $  489              $  470             $  539
   5 years                $  884              $  843              $  812             $  928
  10 years                $1,928              $1,842              $1,778             $2,019

UNDERLYING FUND EXPENSE RATIOS

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 2002.1

Underlying Fund                                                    Expense Ratio
--------------------------------------------------------------------------------
Equity Income Fund                                                        0.95%
Equity Index Fund                                                         0.55%
Large Cap Growth Opportunities Fund                                       0.97%
Large Cap Growth Fund                                                     1.01%
Large Cap Value Fund                                                      0.95%
Mid Cap Growth Opportunities Fund                                         1.01%
Mid Cap Growth Fund                                                       1.07%
Mid Cap Index Fund                                                        0.58%
Mid Cap Value Fund                                                        1.01%
Small Cap Select Fund                                                     1.00%
Small Cap Growth Fund                                                     1.04%
Small Cap Index Fund                                                      0.84%
Small Cap Value Fund                                                      1.01%
Real Estate Securities Fund                                               1.07%
International Fund                                                        1.41%
Emerging Markets Fund                                                     1.64%
Core Bond Fund                                                            0.78%
High Yield Bond Fund                                                      1.27%
High Income Bond Fund                                                     1.03%
Prime Obligations Fund                                                    0.51%
--------------------------------------------------------------------------------

(1)Actual expense ratios for the fiscal year were lower than those shown in the table because of fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expenses ratios do not exceed the following amounts: Equity Income Fund, 0.90%; Equity Index Fund, 0.37%; Large Cap Growth Opportunities Fund, 0.90%; Large Cap Growth Fund, 0.90%; Large Cap Value Fund, 0.90%; Mid Cap Growth Opportunities Fund, 0.95%; Mid Cap Growth Fund, 0.95%; Mid Cap Index Fund, 0.50%; Mid Cap Value Fund, 0.95%; Small Cap Select Fund, 0.96%; Small Cap Growth Fund, 0.98%; Small Cap Index Fund, 0.68%; Small Cap Value Fund, 0.98%; Real Estate Securities Fund, 0.98%; International Fund, 1.35%; Emerging Markets Fund, 1.45%; Core Bond Fund, 0.70%; High Yield Bond Fund, 0.75%; High Income Bond Fund, 0.95%; and Prime Obligations Fund, 0.48%. Fee waivers may be discontinued at any time, except in the case of Prime Obligations Fund, for which there is a contractual fee wavier in place until September 30, 2003.


                     6      FUND PROFILE - First American Asset Allocation Funds

FIRST AMERICAN ASSET ALLOCATION FUNDS CONTINUED

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS

U.S. Bancorp Asset Management, Inc., is each fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of September 30, 2002, U.S. Bancorp Asset Management and its affiliates had more than $111 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages each fund's business and investment activities, subject to the authority of the funds' board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.


--------------------------------------------------------------------------------
MANAGEMENT OF THE UNDERLYING FUNDS

Each of the underlying funds is managed by a team of persons associated with U.S. Bancorp Asset Management, except for International Fund and Emerging Markets Fund, which are managed by teams of persons from Clay Finlay Inc. and Marvin & Palmer Associates, Inc., respectively.

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne, and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of September 30, 2002, Clay Finlay had more than $4.7 billion in assets under management.

Marvin & Palmer Associates (Marvin & Palmer) is the sub-advisor to Emerging Market Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Marvin & Palmer has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic, and emerging markets equity portfolios, principally for institutional accounts. As of September 30, 2002, the sub-advisor managed a total of approximately $5.8 billion in investments.


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REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.


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FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70- may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59- are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.

FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

12/2002

                     7      FUND PROFILE - First American Asset Allocation Funds